Organization	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Note 1. Organization

ProCap Financial, Inc. (the “Company” or “ProCap”) was founded in June 2025 and, together with its subsidiaries, is a U.S.-based modern finance company focused on developing technology-enabled products and services that leverage artificial intelligence (“AI”), data analytics, and automation to support financial analysis, investment research, and investor decision support. The Company’s mission is to help independent investors make money. Historically, the Company’s operations included investor-focused media, educational content, and strategic investments designed to support independent investors through digital platforms and other content offerings.

On December 5, 2025, the Company completed a business combination with Columbus Circle Capital Corp I (“CCCM”) (the “Transaction”), which was accounted for as a reverse recapitalization in accordance with U.S. generally accepted accounting principles (“GAAP”). ProCap BTC, LLC (“ProCap BTC”) was determined to be the accounting acquirer and CCCM was treated as the acquired company for financial reporting purposes. The Company was deemed to be the accounting acquirer based on Accounting Standard Update No. 2025-03. Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity, which we early adopted. Following the Transaction, ProCap became the publicly traded parent company, and ProCap BTC became its operating subsidiary. As a result, the historical financial statements of ProCap BTC became the historical financial statements of the Company. Accordingly, the comparative financial information presented for periods prior to the Transaction, including the period from June 10, 2025 (inception) through June 30, 2025, reflects the historical results of ProCap BTC.

In April 2026, the Company expanded its strategic focus through investments in AI-enabled financial technology solutions designed to enhance portfolio analysis, financial planning, and investor decision support. As part of this initiative, the Company launched ProCap Insights, an agentic financial research offering, and acquired CFO Silvia, Inc. (“CFO Silvia”), an AI agent lab focused on finance. The acquisition was completed on April 6, 2026, (the “Acquisition Date”), and CFO Silvia became a wholly owned subsidiary of the Company, see Footnote 3 – CFO Silvia Acquisition for additional information.

The Company’s results of operations for the three and six months ended June 30, 2026 reflect continued investment in the development of its AI-enabled financial technology platform, strategic investments, Bitcoin holdings and the acquisition and integration of CFO Silvia.

Note 1. Organization

Description of Business

Procap Financial, Inc, together with its subsidiaries (collectively, the “Company” or “ProCap” or “Pubco”), formerly known as Columbus Circle Capital Corp I (“CCCM”), was incorporated in Delaware on June 17, 2025. The Company has two wholly owned subsidiaries, ProCap BTC, LLC and Columbus Circle Capital Corp I. The Company holds Bitcoin as its primary treasury reserve asset.

On December 5, 2025, the Company completed the business combination (the “Business Combination”) contemplated by the business combination agreement (the “Business Combination Agreement” and, together with the convertible note financing, the “Transactions”) by and among CCCM, ProCap, Crius SPAC Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“SPAC Merger Sub”), Crius Merger Sub, LLC, a Delaware limited liability company and a wholly owned subsidiary of the Company (“Company Merger Sub”), ProCap BTC, LLC, a Delaware limited liability company (“ProCap BTC”) and Inflection Points Inc d/b/a Professional Capital Management, a Delaware corporation (the “Seller”).

The Business Combination was accounted for as a reverse recapitalization in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). Under this method of accounting, although CCCM acquired the outstanding equity of the Company in the Business Combination, CCCM was treated as the “acquired company” and ProCap was treated as the accounting acquirer for financial statement purposes. Accordingly, the Business Combination was treated as the equivalent of ProCap issuing stock for the net assets of CCCM, accompanied by a recapitalization. The net assets of CCCM are stated at historical cost, with no goodwill or other intangible assets recorded.

Furthermore, the historical financial statements of ProCap became the historical financial statements of the Company upon the consummation of the merger. As a result, the financial statements included in this Annual Report reflect (i) the historical operating results of ProCap and Procap BTC prior to the merger; (ii) the combined results of CCCM and ProCap following the close of the merger; (iii) the assets and liabilities of CCCM at their historical cost and (iv) ProCap’s equity structure for all periods presented, as affected by the recapitalization presentation after completion of the merger. See Note 4 - Recapitalization for further details of the merger.